Organization and basis of financial statements - VIE (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Variable Interest Entity [Line Items]
Contract price exceeding the limit to be called for major contract	$ 100,000	$ 100,000
VIE contribution as a percentage of consolidated revenues	100.00%	100.00%		100.00%
VIE contribution as a percentage of consolidated total assets	86.00%	87.00%		100.00%
VIE contribution as a percentage of consolidated total liabilities	90.00%	93.00%		100.00%
Current assets:
Cash and cash equivalents	$ 23,834,125	$ 17,453,360	$ 11,931,714		¥ 21,206,372	¥ 14,716,652	¥ 11,931,714
Accounts receivable, net	252,215	83,980	78,785
Total current assets	27,523,924	25,035,069	13,973,601
Non-current assets:
Long-term Investments	14,956,443	0
Goodwill	4,581,112	0
Property and equipment, net	10,699,010	13,725,957	12,324,125
Intangible assets, net	15,332,396	20,416,461	19,294,740
Long-term prepayments and other non-current assets	0	28,406	97,035
Total non-current assets	45,568,961	34,170,824	31,715,900
TOTAL ASSETS	73,092,885	59,205,893	45,689,501
Current liabilities:
Accounts payable	77,266	113,707	249,086
Taxes payable	127,645	448,485	543,600
Employee benefits payable		5,077	3,095
Deferred revenue-current	6,864,731	11,456,667
Related party payables	46,649	257,037	0
Deferred tax liabilities	6,864,731	11,456,667	16,736,365
Total current liabilities	8,016,585	13,327,825	17,756,576
Non-current liabilities:
Deferred revenue-noncurrent	3,713	312,896	50,877
Total non-current liabilities	14,813,015	312,896	50,877
TOTAL LIABILITIES	22,829,600	13,640,721	17,807,453
Revenue	23,050,619	29,168,546	28,601,071
Net profit for the year	(1,400,292)	3,498,005	9,975,225
Net cash provided by operating activities	4,828,933	10,754,484	11,480,117
Net cash used in investing activities	(13,595,605)	(20,864,698)	(10,401,263)
Net cash provided by financing activities	14,809,302	13,243,554	0
Effects of exchange rate changes on cash	338,135	2,388,306	490,577
Net cash inflow	6,380,765	5,521,646	1,569,431
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents	20,651,502	14,716,543	11,931,714
Accounts receivable, net	252,215	83,980	78,785
Prepayments and other current assets	466,846	384,114
Deferred expenses	1,101,761	1,273,417
Amounts due from related parties	1,589,182	850,517	0
Total current assets	24,061,506	17,308,571	13,971,849
Non-current assets:
Long-term Investments	14,673,898	0
Goodwill	4,581,112	0
Property and equipment, net	10,597,581	13,725,957	12,324,125
Intangible assets, net	15,143,366	20,416,461	19,294,740
Long-term prepayments and other non-current assets		28,406	97,035
Total non-current assets	44,995,957	34,170,824	31,715,900
TOTAL ASSETS	69,057,463	51,479,395	45,687,749
Current liabilities:
Accounts payable	77,266	113,707	249,086
Taxes payable	127,645	448,485	543,600
Employee benefits payable	96,838	77,524
Deferred revenue-current	6,864,731	11,456,667
Other payables	5,104,380	307,768
Related party payables	44,107	0
Deferred tax liabilities	38,744	11,456,667	16,736,365
Total current liabilities	12,353,711	12,404,151	17,756,576
Non-current liabilities:
Long-term loans	14,809,302	0
Deferred revenue-noncurrent	3,713	312,896	50,877
Total non-current liabilities	14,813,015	312,896	50,877
TOTAL LIABILITIES	27,166,726	12,717,047	17,807,453
Revenue	23,050,619	29,168,546	28,601,071
Net profit for the year	1,750,836	8,436,207	9,975,225
Net cash provided by operating activities	9,390,282	13,927,170	11,480,117
Net cash used in investing activities	(18,530,989)	(12,864,697)	(10,401,263)
Net cash provided by financing activities	14,809,302
Effects of exchange rate changes on cash	266,364	1,722,356	490,577
Net cash inflow	5,934,959	2,784,829	$ 1,569,431
Variable Interest Entity, Primary Beneficiary [Member] | Asset Not Pledged as Collateral [Member]
Non-current assets:
TOTAL ASSETS	$ 0	$ 0